PGIM Jennison MLP Fund
Schedule of Investments as of February 28, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 102.3%
Common Stocks 53.1%
Oil & Gas Storage & Transportation
Cheniere Energy, Inc.	284,726	$44,798,789
DT Midstream, Inc.	372,633	18,706,177
Enbridge, Inc. (Canada)	113,402	4,254,341
EnLink Midstream LLC, UTS*	4,145,100	46,673,826
Equitrans Midstream Corp.	1,915,098	11,548,041
Kinder Morgan, Inc.	471,063	8,036,335
Kinetik Holdings, Inc.	415,083	12,348,719
New Fortress Energy, Inc.	255,673	8,434,652
NextDecade Corp.*	770,404	5,439,052
ONEOK, Inc.	492,837	32,256,182
Pembina Pipeline Corp. (Canada)	349,216	11,468,254
Targa Resources Corp.	610,863	45,264,948
TC Energy Corp. (Canada)	132,927	5,290,777
Williams Cos., Inc. (The)	995,523	29,965,242

Total Common Stocks (cost $223,202,162)		284,485,335
Master Limited Partnerships 49.2%
Oil & Gas Storage & Transportation
Crestwood Equity Partners LP	649,895	16,071,903
Energy Transfer LP	4,994,941	63,235,953
Enterprise Products Partners LP	1,547,910	39,518,142
Hess Midstream LP (Class A Stock)	133,902	3,671,593
Magellan Midstream Partners LP	314,085	16,696,759
MPLX LP	1,146,870	39,716,108
Plains All American Pipeline LP	387,796	5,138,297
Plains GP Holdings LP (Class A Stock)*	3,474,054	48,324,091
Western Midstream Partners LP	1,182,293	30,751,441

Total Master Limited Partnerships (cost $180,979,379)		263,124,287

Total Long-Term Investments (cost $404,181,541)		547,609,622

PGIM Jennison MLP Fund
Schedule of Investments as of February 28, 2023 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 1.6%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $8,702,980)	8,702,980	$8,702,980

TOTAL INVESTMENTS 103.9% (cost $412,884,521)		556,312,602
Liabilities in excess of other assets (3.9)%		(20,893,721)

Net Assets 100.0%		$535,418,881

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LP—Limited Partnership
UTS—Unit Trust Security

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2